Lepercq-Istel Fund




                              FIRST-QUARTER REPORT



                                 March 31, 2002





[LOGO] 1675 Broadway
       New York, NY 10019
       (212) 698-0749
       (800) 497-1411



This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless accompanied by the currently effective prospectus dated April 30, 2001.

Lepercq-Istel Fund
--------------------------------------------------------------------------------

April 5, 2002

Dear Shareholders:

The performance of your Fund for first quarter 2002 along with some comparative benchmarks is shown in the table below.


                                        First Quarter
                                            2002

  Lepercq-Istel Fund                         1.08%
  Lipper Large Cap Core Funds Average      - 0.36%
  Standard & Poor's 500                      0.23%


With estimates for first quarter economic growth now revised to 4% - 5%, the recovery appears well on track. The recent upward revision of fourth quarter 2001 GDP to 1.7% has led some to debate whether the downturn last year even qualifies as a recession. This data makes 2001 a study in contrasts with the economy possibly experiencing its shallowest recession on record but with business profits suffering its sharpest decline since World War II.

The divergence between the macroeconomic environment and corporate profitability, if anything, intensified in the first quarter of 2002. However, we expect a reversal of these trends by the second half of this year. By then, after enjoying an initial inventory replenishment kick, economic momentum should begin to moderate and profit growth should resume as the full benefits of cost cutting and a modest upturn in business spending are felt.

Over the first quarter we have gradually increased our equity exposure as investors concerns over near-term earnings provided us with selective buying opportunities. Our equity exposure went from 56% at the start of the quarter to 66% by quarter end and will continue to build. A more constructive case can now be made for the equity market with the return of economic stability and the resumption of profit growth on the horizon.

Thank you for your continued support.

Sincerely,



/s/ Tsering Ngudu                 /s/ Jerry Getsos
Tsering Ngudu                     Jerry Getsos
President and Portfolio Manager   Executive Vice President and Portfolio Manager


           Past performance is not predictive of future performance.


Lepercq-Istel Fund
--------------------------------------------------------------------------------
Performance (unaudited) for the three months ended March 31, 2002









         Net Asset Value per Share, December 31, 2001           $14.84




         Distribution during the Period:                          None




         Net Asset Value per Share, March 31, 2002              $15.00




         Total Return, Year to Date                              1.08%





           Past performance is not predictive of future performance.

Lepercq-Istel Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited) as of March 31, 2002

Number of                                                         Market
  Shares                                                          Value
              U.S. EQUITIES - 59.32%
              BASIC MATERIALS - 3.00%
              Chemicals - 1.96%
  20,000      Olin Corporation                                   $376,000
                                                           ---------------

              Construction Materials - 1.04%
  12,000      Steelcase Inc.                                      201,000
                                                           ---------------
              Total Basic Materials                               577,000
                                                           ---------------

              CONSUMER CYCLICAL - 9.39%
              Media - 6.53%
  17,000      AOL Time Warner Inc.*                               402,050
  10,000      Viacom Inc.*                                        483,700
  16,000      The Walt Disney Company                             369,280
                                                           ---------------
                                                                1,255,030
                                                           ---------------

              Specialty Retail - 2.86%
  22,000      The Gap, Inc.                                       330,880
  4,500       The Home Depot, Inc.                                218,745
                                                           ---------------
                                                                  549,625
                                                           ---------------
              Total Consumer Cyclicals                          1,804,655
                                                           ---------------

              ENERGY - 13.40%
              Energy Equipment and Services - 2.45%
  8,000       Schlumberger Limited                                470,560
                                                           ---------------

              Oil & Gas - 10.95%
  3,500       Andarko Petroleum Corporation                       197,540
  4,400       Apache Corporation                                  250,272
  10,000      Devon Energy Corporation                            482,700
  20,000      Exxon Mobil Corporation                             876,600
  15,000      Ocean Energy, Inc.                                  296,850
                                                           ---------------
                                                                2,103,962
                                                           ---------------
              Total Energy                                      2,574,522
                                                           ---------------

              FINANCIAL - 9.74%
              Banks - 4.37%
  5,000       Bank One Corporation                                208,900
  15,000      The Bank of New York Company, Inc.                  630,300
                                                           ---------------
                                                                  839,200
                                                           ---------------

              Diversified Financials - 3.20%
  15,000      American Express Company                            614,400
                                                           ---------------

              Insurance - 2.17%
  5,790       American International Group                        417,691
                                                           ---------------
              Total Financial                                   1,871,291
                                                           ---------------

              HEALTH CARE - 9.22%
              Healthcare Providers and Services - 2.33%
  20,000      Humana Inc.                                         270,600
  10,000      Quintiles Transnational Corp.*                      177,500
                                                           ---------------
                                                                  448,100
                                                           ---------------

              Pharmaceuticals - 6.89%
  6,500       Bristol-Myers Squibb Company                        263,185
  7,000       Johnson & Johnson                                   454,650
  5,000       Merck & Co., Inc.                                   287,900
  8,000       Pfizer, Inc.                                        317,920
                                                           ---------------
                                                                1,323,655
                                                           ---------------
              Total Health Care                                 1,771,755
                                                           ---------------

Lepercq-Istel Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited) as of March 31, 2002 (continued)

Number of                                                        Market
  Shares                                                         Value
              INDUSTRIAL - 0.92%
              Electric Equipment - 0.92%
  12,000      American Power Conversion Corporation*             $177,360
                                                           ---------------
              Total Industrial                                    177,360
                                                           ---------------

              INFORMATION TECHNOLOGY - 9.79%
              Communications Equipment - 1.32%
  15,000      Cisco Sysyems, Inc.*                                253,950
                                                           ---------------

              Computers and Peripherals - 2.09%
  20,000      Sun Microsystems, Inc.*                             176,400
  20,000      Symbol Technologies, Inc.                           224,800
                                                           ---------------
                                                                  401,200
                                                           ---------------

              Semiconductor Equipment and Products - 5.00%
  6,000       Applied Materials, Inc*                             325,620
  10,000      Intel Corporation                                   304,100
  10,000      Texas Instruments Incorporated                      331,000
                                                           ---------------
                                                                  960,720
                                                           ---------------

              Software - 1.38%
  10,000      Amdocs Limited*                                     266,500
                                                           ---------------
                                                           ---------------
              Total Information Technology                      1,882,370
                                                           ---------------

              UTILITIES - 3.86%
              Electric Utilities - 1.57%
  8,000       Duke Energy Corporation                             302,400
                                                           ---------------

              Gas Utilities - 2.29%
  10,000      El Paso Corporation                                 440,300
                                                           ---------------
              Total Utilities                                     742,700
                                                           ---------------
              Total U.S. Equities                              11,401,653
                                                           ---------------

              INTERNATIONAL EQUITIES - 6.25%
              BASIC MATERIALS - 1.53%
              Metals and Mining - 1.53%
  15,000      Inco Limited*                                       293,550
                                                           ---------------
              Total Basic Materials                               293,550
                                                           ---------------

              CONSUMER CYCLICAL - 1.17%
              Media - 1.17%
  4,000       WPP Group plc                                       225,840
                                                           ---------------
              Total Consumer Cyclical                             225,840
                                                           ---------------

              ENERGY - 2.12%
              Energy Equipment and Services - 2.12%
  15,000      Core Laboratories N.V.*                             221,400
  15,000      Tesco Corporation*                                  186,300
                                                           ---------------
              Total Energy                                        407,700
                                                           ---------------

              INFORMATION TECHNOLOGY - 1.43%
              Communications Equipment - 1.43%
  10,000      Nokia Oyj                                           207,400
  15,000      Nortel Networks Corporation*                         67,350
                                                           ---------------
              Total Information Technology                        274,750
                                                           ---------------

              Total International Equities                      1,201,840
                                                           ---------------

              TOTAL EQUITIES                                   12,603,493
                                                           ---------------

Lepercq-Istel Fund
--------------------------------------------------------------------------------
Schedule of Investments (unaudited) as of March 31, 2002 (continued)

Principal                                                        Market
  Amount                                                         Value
              SHORT-TERM INVESTMENTS - 34.69%
              U.S. TREASURIES - 34.69%
$6,690,000    U.S. Treasury Bill, due 6/13/02                  $6,666,799
                                                           ---------------

              TOTAL SHORT-TERM INVESTMENTS                      6,666,799
                                                           ---------------

              Total Investments - 100.26%                      19,270,292
                                                           ---------------

              Liabilities, less Other Assets - (0.26)%           (49,701)
                                                           ---------------

              NET ASSETS - 100.00%                            $19,220,591
                                                           ===============

              Net Asset Value Per Share                            $15.00
                                                           ===============

                    (Based on 1,280,985 shares outstanding)

*    Non-income producing security.


Lepercq-Istel Fund
--------------------------------------------------------------------------------


Trustees

+Bruno Desforges             Chairman of the Board,  Lepercq-Istel  Trust;
                                Managing Director, Lepercq, de Neuflize & Co. Incorporated; Director and Chairman of the Board, Lepercq, de Neuflize Securities Inc.

+Francois Letaconnoux        Director,  President and Chief Executive Officer,
                                Lepercq Inc.,  Lepercq,  de Neuflize & Co.
                                Incorporated and Lepercq, de Neuflize Securities Inc.

Jean-Louis Milin             President, Banque de Neuflize, Schlumberger,
                                Mallet, Demachy

Lee R. Robins                President, CPI Associates, Inc.; Member, American
                                Institute of CPAs

*Marvin Schiller, Ph.D.      General Partner, Reprise Capital Corp.

*Franz Skryanz               Financial Consultant

Marie-Monique Steckel        Consultant


* Member of Audit, Ethics and Nominating Committees
+ Interested Trustee


Officers

Tsering Ngudu                  President
Jerry Getsos                   Executive Vice President
Peter Hartnedy                 Secretary and Treasurer

Investment Adviser             Lepercq, de Neuflize & Co. Incorporated, New York

Underwriter & Distributor      Lepercq, de Neuflize Securities Inc., New York

Dividend Paying Agent,
Transfer Agent, Administrator
and Fund Accountant            U.S. Bancorp Fund Services, LLC, Milwaukee

Custodian                      U.S. Bank, N.A., Cincinnati

Legal Counsel                  Paul, Hastings, Janofsky & Walker LLP, New York

Independent Auditors           KPMG LLP, Chicago